Stockholders' Equity - Schedule of Non-Qualified Stock Option (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Qualified Stock Option [Line Items]
Total Options,Options outstanding,	2,394,415	2,979,860
Weighted Average Exercise Price Per Share,Options outstanding	$ 1.48	$ 1.72
Total Weighted Average Remaining Contractual Life,Options outstanding	8 years 1 month 20 days	6 years 9 months 7 days	7 years 9 months 10 days
Total Options,Granted			765,000
Weighted Average Exercise Price Per Share,Granted			$ 2.55
Total Options,Exercised
Weighted Average Exercise Price Per Share,Exercised
Total Options,Forfeited		(10,000)	(179,555)
Weighted Average Exercise Price Per Share,Forfeited		$ 2.55	$ 1.5
Total Options,Expired
Weighted Average Exercise Price Per Share,Expired
Total Options,Options outstanding		2,969,860	2,979,860
Weighted Average Exercise Price Per Share,Options outstanding		$ 1.72	$ 1.72
Total Options,Options exercisable		2,585,902
Weighted Average Exercise Price Per Share,Options exercisable		$ 1.63
Total Weighted Average Remaining Contractual Life,Options exercisable		6 years 6 months 29 days